UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21944

First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 95.3%
	Belgium — 2.6%
128,865	Proximus SADP (b)	$4,095,151

	Finland — 4.9%
486,234	Fortum OYJ (b)	7,812,083

	France — 15.3%
299,142	CNP Assurances (b)	4,413,488
52,115	Fonciere des Regions (b)	4,606,262
107,156	SCOR SE (b)	3,168,086
125,828	Societe Generale S.A. (b)	3,936,660
102,585	TOTAL S.A. (b)	4,919,590
12,626	Unibail-Rodamco SE (b)	3,266,285

		24,310,371

	Germany — 7.7%
28,650	Allianz SE (b)	4,087,154
174,137	Deutsche Post AG (b)	4,905,897
19,033	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	3,191,753

		12,184,804

	Italy — 2.9%
753,992	Snam S.p.A. (b)	4,507,707

	Netherlands — 2.8%
131,310	Boskalis Westminster (b)	4,480,663

	Spain — 2.6%
1,053,444	Banco Santander S.A. (b)	4,088,095

	Sweden — 2.6%
476,183	Skandinaviska Enskilda Banken AB, Class A (b)	4,159,782

	Switzerland — 18.3%
48,996	PSP Swiss Property AG (b)	4,753,898
59,202	Swiss Prime Site AG (b)	5,359,480
66,055	Swiss Re AG (b)	5,769,271
6,449	Swisscom AG (b)	3,203,901
40,375	Zurich Insurance Group AG (b)	9,988,078

		29,074,628

	United Kingdom — 35.6%
96,188	AstraZeneca PLC (b)	5,750,486
651,324	BAE Systems PLC (b)	4,559,657
1,789,660	Carillion PLC (b)	5,588,873
325,873	GlaxoSmithKline PLC (b)	6,998,161
1,424,656	J Sainsbury PLC (b)	4,438,096
525,956	Pearson PLC (b)	6,841,733
360,970	Royal Dutch Shell PLC, Class B (b)	9,973,140
350,160	SSE PLC (b)	7,287,971

Shares	Description	Value

	Common Stocks (a) (Continued)
	United Kingdom (Continued)
363,377	United Utilities Group PLC (b)	$5,036,551

		56,474,668

	Total Common Stocks — 95.3%	151,187,952
	(Cost $170,895,883)

	Investment Companies (a) — 4.0%
	Switzerland — 4.0%
136,343	BB Biotech AG (b)	6,265,213

	(Cost $8,145,295)

	Money Market Funds — 0.0%
46,531	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.26% (c)	46,531
	(Cost $46,531)

	Total Investments — 99.3%	157,499,696
	(Cost $179,087,709) (d)
	Net Other Assets and Liabilities — 0.7%	1,078,314

	Net Assets — 100.0%	$158,578,010

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $157,453,165 or 99.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Interest rate shown reflects yield as of June 30, 2016.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,011,099 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,599,112.

See Notes to Portfolio of Investments

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks*	$151,187,952	$—	$151,187,952	$—
Investment Companies*	6,265,213	—	6,265,213	—
Money Market Funds	46,531	46,531	—	—
Total Investments	$157,499,696	$46,531	$157,453,165	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Financials	42.6%
Utilities	15.7
Industrials	12.4
Energy	9.5
Health Care	8.1
Telecommunication Services	4.6
Consumer Discretionary	4.3
Consumer Staples	2.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	39.0%
British Pound Sterling	36.0
Swiss Franc	22.4
Swedish Krona	2.6
United States Dollar	0.0 **
Total	100.0%

** Amount is less than 0.1%

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Australia — 6.1%
196,196	BGP Holdings PLC (b) (c) (d)	$0
28,478	BWP Trust (c)	77,823
19,934	Charter Hall Retail REIT (c)	71,249
85,145	Cromwell Property Group (c)	64,716
56,628	Dexus Property Group (c)	384,259
103,731	Goodman Group (c)	556,363
104,693	GPT Group (The) (c)	425,750
32,952	Investa Office Fund (c)	105,996
215,893	Mirvac Group (c)	328,341
298,147	Scentre Group (c)	1,104,326
42,779	Shopping Centres Australasia Property Group (c)	73,273
139,529	Stockland (c)	494,701
191,656	Vicinity Centres (c)	478,154
112,731	Westfield Corp. (c)	905,534

		5,070,485

	Austria — 0.3%
4,184	BUWOG AG (c)	96,856
4,193	CA Immobilien Anlagen AG (c)	70,026
4,015	Conwert Immobilien Invest SE (b) (c)	64,659

		231,541

	Belgium — 0.5%
729	Aedifica S.A. (b)	56,372
1,021	Befimmo S.A. (c)	65,717
1,177	Cofinimmo S.A. (c)	138,366
848	Intervest Offices & Warehouses N.V. (c)	24,110
115	Leasinvest Real Estate S.C.A. (c)	13,617
831	Warehouses De Pauw C.V.A (c)	78,038
125	Wereldhave Belgium N.V. (c)	15,400

		391,620

	Bermuda — 0.6%
68,422	Hongkong Land Holdings Ltd. (c)	418,761
37,748	Kerry Properties Ltd. (c)	93,457

		512,218

	Canada — 2.9%
4,508	Allied Properties Real Estate Investment Trust	134,966
7,877	Artis Real Estate Investment Trust	82,309
2,316	Boardwalk Real Estate Investment Trust	103,184
7,300	Canadian Apartment Properties REIT	187,366
4,205	Canadian Real Estate Investment Trust	157,205
10,062	Chartwell Retirement Residences	122,820
9,834	Cominar Real Estate Investment Trust	128,182
4,506	Crombie Real Estate Investment Trust	53,537
5,522	Dream Global Real Estate Investment Trust	40,092
6,303	Dream Office Real Estate Investment Trust	90,646

Shares	Description	Value

	Common Stocks (a) (Continued)
	Canada (Continued)
5,349	First Capital Realty, Inc.	$91,748
2,736	Granite Real Estate Investment Trust	82,062
16,388	H&R Real Estate Investment Trust	285,533
5,852	InnVest Real Estate Investment Trust	31,571
2,918	Killam Apartment Real Estate Investment Trust	28,662
4,085	Milestone Apartments Real Estate Investment Trust	59,728
2,590	Northview Apartment Real Estate Investment Trust	44,966
12,615	Pure Industrial Real Estate Trust	50,286
18,498	RioCan Real Estate Investment Trust	419,944
6,464	Smart Real Estate Investment Trust	191,126

		2,385,933

	Cayman Islands — 1.2%
164,264	Cheung Kong Property Holdings Ltd. (c)	1,034,970

	Finland — 0.2%
22,842	Citycon OYJ (c)	52,030
14,266	Sponda OYJ (c)	62,125
5,546	Technopolis OYJ	21,849

		136,004

	France — 3.3%
405	Affine S.A. (c)	6,972
422	ANF Immobilier (c)	10,216
142	Fonciere de Paris SIIC (c)	22,172
2,132	Fonciere des Regions (c)	188,440
2,333	Gecina S.A. (c)	316,002
2,060	ICADE (c)	144,758
11,973	Klepierre (c)	528,314
2,414	Mercialys S.A. (c)	51,395
5,744	Unibail-Rodamco SE (c)	1,485,945

		2,754,214

	Germany — 3.0%
1,424	ADLER Real Estate AG (b) (c)	18,081
6,124	alstria office REIT-AG (c)	82,674
2,675	Deutsche EuroShop AG (c)	122,451
19,647	Deutsche Wohnen AG (c)	668,946
2,000	DIC Asset AG (c)	18,948
3,472	Hamborner REIT AG (c)	37,413
3,661	LEG Immobilien AG (c)	342,555
7,729	TAG Immobilien AG (c)	101,420
3,225	TLG Immobilien AG (c)	67,828
27,182	Vonovia SE (c)	992,527
4,650	WCM Beteiligungs & Grundbesitz- AG (b) (c)	16,769

		2,469,612

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Guernsey — 0.1%
13,924	F&C UK Real Estate Investment Ltd. (c)	$16,427
12,476	Regional REIT Ltd. (e)	16,608
30,245	Schroder Real Estate Investment Trust Ltd. (c)	20,260
22,206	Standard Life Investment Property Income Trust Ltd.	23,428

		76,723

	Hong Kong — 4.8%
137,640	Champion REIT (c)	77,969
116,986	Hang Lung Properties Ltd. (c)	236,347
65,667	Henderson Land Development Co., Ltd. (c)	370,938
36,298	Hysan Development Co., Ltd. (c)	161,872
131,292	Link REIT (c)	897,802
328,373	New World Development Co., Ltd. (c)	334,404
179,344	Sino Land Co., Ltd. (c)	295,287
82,511	Sun Hung Kai Properties Ltd. (c)	995,816
68,169	Swire Properties Ltd. (c)	181,630
70,609	Wharf Holdings (The) Ltd. (c)	430,893

		3,982,958

	Ireland — 0.2%
39,318	Green REIT PLC	60,607
39,738	Hibernia REIT PLC	59,093
20,432	Irish Residential Properties REIT PLC	25,169

		144,869

	Isle of Man — 0.0%
69,024	Redefine International PLC (c)	42,004

	Israel — 0.1%
2,547	Azrieli Group Ltd. (c)	108,309

	Italy — 0.1%
62,186	Beni Stabili S.p.A. SIIQ (c)	38,494
21,341	Immobiliare Grande Distribuzione SIIQ S.p.A. (c)	17,472

		55,966

	Japan — 11.1%
31	Activia Properties, Inc. (c)	163,847
71	Advance Residence Investment Corp. (c)	190,276
6,827	AEON Mall Co., Ltd. (c)	89,325
60	AEON REIT Investment Corp. (c)	68,552
18	Daiwa House REIT Investment Corp. (c)	105,760
38	Daiwa House Residential Investment Corp. (c)	103,070
16	Daiwa Office Investment Corp. (c)	94,749
26	Frontier Real Estate Investment Corp. (c)	135,000
37	Fukuoka REIT Corp. (c)	73,204
128	GLP J-REIT (c)	161,571

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
20,800	Hulic Co., Ltd. (c)	$219,182
49	Hulic REIT, Inc. (c)	89,339
19	Industrial & Infrastructure Fund Investment Corp. (c)	105,938
170	Invincible Investment Corp. (c)	107,458
66	Japan Excellent, Inc. (c)	90,310
193	Japan Hotel REIT Investment Corp. (c)	162,746
49	Japan Logistics Fund, Inc. (c)	114,265
47	Japan Prime Realty Investment Corp. (c)	201,685
72	Japan Real Estate Investment Corp. (c)	444,714
88	Japan Rental Housing Investments, Inc. (c)	72,123
149	Japan Retail Fund Investment Corp. (c)	380,467
21	Kenedix Office Investment Corp. (c)	125,158
24	Kenedix Retail REIT Corp. (c)	64,617
73,930	Mitsubishi Estate Co., Ltd. (c)	1,356,083
55,081	Mitsui Fudosan Co., Ltd. (c)	1,264,152
84	Mori Hills REIT Investment Corp. (c)	131,881
58	Mori Trust Sogo Reit, Inc. (c)	110,041
26	Nippon Accommodations Fund, Inc. (c)	118,588
79	Nippon Building Fund, Inc. (c)	486,643
90	Nippon Prologis REIT, Inc. (c)	219,868
7,000	Nomura Real Estate Holdings, Inc. (c)	122,319
206	Nomura Real Estate Master Fund, Inc. (c)	325,648
6,292	NTT Urban Development Corp. (c)	67,643
141	Orix JREIT, Inc. (c)	242,828
73	Premier Investment Corp. (c)	95,910
58	Sekisui House SI Residential Investment Corp. (c)	67,146
25,744	Sumitomo Realty & Development Co., Ltd. (c)	698,109
11,987	Tokyo Tatemono Co., Ltd. (c)	143,752
51	Tokyu REIT, Inc. (c)	72,576
10	Top REIT, Inc. (c)	40,420
152	United Urban Investment Corp. (c)	273,807

		9,200,770

	Jersey — 0.1%
6,865	Kennedy Wilson Europe Real Estate PLC (c)	88,153
14,710	Target Healthcare REIT Ltd.	21,345

		109,498

	Luxembourg — 0.2%
1,482	ADO Properties S.A. (c) (e)	57,127
5,921	Grand City Properties S.A. (c)	121,841

		178,968

	Netherlands — 0.4%
2,715	Eurocommercial Properties N.V. (c)	115,624
8,010	NSI N.V. (c)	31,956

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Netherlands (Continued)
1,110	Vastned Retail N.V. (c)	$45,036
2,349	Wereldhave N.V. (c)	106,120

		298,736

	New Zealand — 0.1%
73,814	Kiwi Property Group Ltd. (c)	78,705

	Norway — 0.1%
3,644	Entra ASA (c) (e)	34,334
14,396	Norwegian Property ASA (c)	15,728

		50,062

	Singapore — 2.3%
127,800	Ascendas Real Estate Investment Trust (c)	236,522
116,890	CapitaLand Commercial Trust (c)	128,565
147,930	CapitaLand Ltd. (c)	339,644
154,883	CapitaLand Mall Trust (c)	246,268
37,200	CDL Hospitality Trusts (c)	39,026
34,500	City Developments Ltd. (c)	209,651
76,400	Fortune Real Estate Investment Trust (c)	91,295
110,000	Keppel REIT (c)	86,043
76,343	Mapletree Commercial Trust (c)	83,976
73,500	Mapletree Industrial Trust (c)	94,009
85,153	Mapletree Logistics Trust (c)	63,399
140,897	Suntec Real Estate Investment Trust (c)	186,177
27,400	UOL Group Ltd. (c)	111,689

		1,916,264

	Spain — 0.5%
3,402	Axiare Patrimonio Socimi S.A.	43,342
5,185	Hispania Activos Inmobiliarios S.A. (c)	60,658
132,834	Inmobiliaria Colonial S.A. (b) (c)	97,039
2,975	Lar Espana Real Estate Socimi S.A.	26,587
18,843	Merlin Properties Socimi S.A. (c)	198,849

		426,475

	Sweden — 1.2%
14,349	Castellum AB (c)	204,013
2,644	D Carnegie & Co. AB (b) (c)	30,400
2,746	Dios Fastigheter AB (c)	19,549
7,718	Fabege AB (c)	131,266
5,359	Fastighets AB Balder, Class B (b) (c)	135,804
5,520	Hemfosa Fastigheter AB (c)	56,825
6,467	Hufvudstaden AB, Class A (c)	101,503
21,858	Klovern AB, Class B (c)	25,258
10,617	Kungsleden AB (c)	69,085
3,062	Pandox AB (c)	48,136
11,415	Wallenstam AB, Class B (c)	92,854
3,855	Wihlborgs Fastigheter AB (c)	78,909

		993,602

Shares	Description	Value

	Common Stocks (a) (Continued)
	Switzerland — 0.9%
558	Allreal Holding AG (c)	$77,191
359	Mobimo Holding AG (c)	81,643
2,321	PSP Swiss Property AG (c)	225,198
3,697	Swiss Prime Site AG (c)	334,685

		718,717

	United Kingdom — 4.2%
95,253	Assura PLC (c)	69,736
8,305	Big Yellow Group PLC (c)	86,480
59,745	British Land (The) Co. PLC (c)	485,090
42,383	Capital & Counties Properties PLC (c)	168,746
285	Daejan Holdings PLC (c)	19,212
5,809	Derwent London PLC (c)	202,663
29,240	Empiric Student Property PLC	41,943
23,963	Grainger PLC (c)	67,755
20,061	Great Portland Estates PLC (c)	167,920
45,747	Hammerson PLC (c)	329,498
43,409	Hansteen Holdings PLC	58,944
5,613	Helical Bar PLC	21,259
54,681	Intu Properties PLC (c)	212,589
45,888	Land Securities Group PLC (c)	638,557
34,070	LondonMetric Property PLC (c)	68,146
33,410	Primary Health Properties PLC	47,479
12,071	Safestore Holdings PLC (c)	59,638
43,932	Segro PLC (c)	243,510
16,207	Shaftesbury PLC (c)	190,719
48,947	Tritax Big Box REIT PLC (c)	85,279
12,941	UNITE Group (The) PLC (c)	107,055
6,764	Workspace Group PLC (c)	62,420

		3,434,638

	United States — 55.0%
4,177	Acadia Realty Trust	148,367
1,303	Agree Realty Corp.	62,857
119	Alexander’s, Inc.	48,698
4,280	Alexandria Real Estate Equities, Inc.	443,066
2,278	American Assets Trust, Inc.	96,678
7,600	American Campus Communities, Inc.	401,812
10,812	American Homes 4 Rent, Class A	221,430
9,116	Apartment Investment & Management Co., Class A	402,563
9,721	Apple Hospitality REIT, Inc.	182,852
5,346	Ashford Hospitality Trust, Inc.	28,708
7,984	AvalonBay Communities, Inc.	1,440,234
8,948	Boston Properties, Inc.	1,180,241
10,219	Brandywine Realty Trust	171,679
12,255	Brixmor Property Group, Inc.	324,267
5,040	Camden Property Trust	445,637
4,881	Care Capital Properties, Inc.	127,931
9,911	CBL & Associates Properties, Inc.	92,271
4,978	Cedar Realty Trust, Inc.	36,987
2,142	Chatham Lodging Trust	47,081
3,479	Chesapeake Lodging Trust	80,887
2,842	Colony Starwood Homes	86,454
7,202	Columbia Property Trust, Inc.	154,123

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
5,514	Corporate Office Properties Trust	$163,049
12,087	Cousins Properties, Inc.	125,705
10,355	CubeSmart	319,762
5,246	DCT Industrial Trust, Inc.	252,018
18,118	DDR Corp.	328,660
11,708	DiamondRock Hospitality Co.	105,723
9,293	Digital Realty Trust, Inc.	1,012,844
7,993	Douglas Emmett, Inc.	283,911
20,127	Duke Realty Corp.	536,586
4,283	DuPont Fabros Technology, Inc.	203,614
1,884	EastGroup Properties, Inc.	129,845
3,854	Education Realty Trust, Inc.	177,824
5,653	Empire State Realty Trust, Inc., Class A	107,350
3,679	EPR Properties	296,822
7,370	Equity Commonwealth (b)	214,688
4,453	Equity LifeStyle Properties, Inc.	356,463
5,342	Equity One, Inc.	171,906
21,019	Equity Residential	1,447,789
3,827	Essex Property Trust, Inc.	872,900
6,865	Extra Space Storage, Inc.	635,287
4,131	Federal Realty Investment Trust	683,887
8,108	FelCor Lodging Trust, Inc.	50,513
6,816	First Industrial Realty Trust, Inc.	189,621
3,373	First Potomac Realty Trust	31,032
13,708	Forest City Realty Trust, Inc., Class A	305,825
3,466	Four Corners Property Trust, Inc.	71,365
5,143	Franklin Street Properties Corp.	63,105
11,497	Gaming and Leisure Properties, Inc.	396,417
29,381	General Growth Properties, Inc.	876,141
1,461	Getty Realty Corp.	31,338
4,146	Government Properties Income Trust	95,607
24,457	Gramercy Property Trust	225,494
27,126	HCP, Inc.	959,718
6,114	Healthcare Realty Trust, Inc.	213,929
7,925	Healthcare Trust of America, Inc., Class A	256,294
2,204	Hersha Hospitality Trust	37,799
5,682	Highwoods Properties, Inc.	300,010
8,836	Hospitality Properties Trust	254,477
43,591	Host Hotels & Resorts, Inc.	706,610
4,789	Hudson Pacific Properties, Inc.	139,743
7,061	Investors Real Estate Trust	45,685
5,379	Kilroy Realty Corp.	356,574
24,478	Kimco Realty Corp.	768,120
4,790	Kite Realty Group Trust	134,264
6,580	LaSalle Hotel Properties	155,156
13,763	Lexington Realty Trust	139,144
8,620	Liberty Property Trust	342,386
2,190	LTC Properties, Inc.	113,289
8,700	Macerich (The) Co.	742,893
5,191	Mack-Cali Realty Corp.	140,157
13,873	Medical Properties Trust, Inc.	211,008

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
4,390	Mid-America Apartment Communities, Inc.	$467,096
9,850	Monogram Residential Trust, Inc.	100,568
2,061	National Health Investors, Inc.	154,760
8,401	National Retail Properties, Inc.	434,500
4,598	New Senior Investment Group, Inc.	49,107
9,533	New York REIT, Inc.	88,180
9,710	Omega Healthcare Investors, Inc.	329,654
8,405	Paramount Group, Inc.	133,976
4,667	Parkway Properties, Inc.	78,079
4,191	Pebblebrook Hotel Trust	110,014
3,870	Pennsylvania Real Estate Investment Trust	83,011
7,857	Physicians Realty Trust	165,076
8,488	Piedmont Office Realty Trust, Inc., Class A	182,831
3,120	Post Properties, Inc.	190,476
30,568	Prologis, Inc.	1,499,055
1,178	PS Business Parks, Inc.	124,962
8,459	Public Storage	2,162,036
2,638	QTS Realty Trust, Inc., Class A	147,675
4,571	Ramco-Gershenson Properties Trust	89,637
15,028	Realty Income Corp.	1,042,342
5,693	Regency Centers Corp.	476,675
5,840	Retail Opportunity Investments Corp.	126,553
13,799	Retail Properties of America, Inc., Class A	233,203
3,774	Rexford Industrial Realty, Inc.	79,594
7,334	RLJ Lodging Trust	157,314
2,120	Rouse Properties, Inc.	38,690
2,840	Ryman Hospitality Properties, Inc.	143,846
3,799	Sabra Health Care REIT, Inc.	78,392
788	Saul Centers, Inc.	48,627
3,960	Select Income REIT	102,920
13,848	Senior Housing Properties Trust	288,454
1,509	Seritage Growth Properties, Class A	75,209
1,965	Silver Bay Realty Trust Corp.	33,464
18,128	Simon Property Group, Inc.	3,931,963
5,809	SL Green Realty Corp.	618,484
2,652	Sovran Self Storage, Inc.	278,248
26,860	Spirit Realty Capital, Inc.	343,002
3,971	STAG Industrial, Inc.	94,549
8,684	STORE Capital Corp.	255,744
4,849	Summit Hotel Properties, Inc.	64,201
3,352	Sun Communities, Inc.	256,897
12,631	Sunstone Hotel Investors, Inc.	152,456
5,591	Tanger Factory Outlet Centers, Inc.	224,646
3,513	Taubman Centers, Inc.	260,665
2,511	Terreno Realty Corp.	64,960
2,767	Tier REIT, Inc.	42,418
15,582	UDR, Inc.	575,287
776	Universal Health Realty Income Trust	44,372
5,210	Urban Edge Properties	155,571
1,550	Urstadt Biddle Properties, Inc., Class A	38,409

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
19,603	Ventas, Inc.	$1,427,490
52,797	VEREIT, Inc.	535,362
9,884	Vornado Realty Trust	989,586
4,296	Washington Real Estate Investment Trust	135,152
6,587	Weingarten Realty Investors	268,881
20,716	Welltower, Inc.	1,577,938
5,200	WP Carey, Inc.	360,984
10,733	WP GLIMCHER, Inc.	120,102
6,297	Xenia Hotels & Resorts, Inc.	105,664

		45,444,177

	Total Common Stocks — 99.5%	82,248,038
	(Cost $68,654,425)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
30,774	F&C Commercial Property Trust Ltd. (c)	46,637
21,717	MedicX Fund Ltd. (c)	25,563
31,502	Picton Property Income Ltd. (c)	27,740
38,656	UK Commercial Property Trust Ltd. (c)	37,103

	Total Investment Companies — 0.2%	137,043
	(Cost $161,128)

	Rights (a) — 0.0%
	Germany — 0.0%
1,434	ADLER Real Estate AG (b) (c)	3,676
	(Cost $0)

	Money Market Funds — 0.0%
32,190	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.26% (f)	32,190
	(Cost $32,190)

	Total Investments — 99.7%	82,420,947
	(Cost $68,847,743) (g)
	Net Other Assets and Liabilities — 0.3%	263,379

	Net Assets — 100.0%	$82,684,326

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $34,034,622 or 41.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Interest rate shown reflects yield as of June 30, 2016.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,854,691 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,281,487.

See Notes to Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Belgium	$391,620	$56,372	$335,248	$—
Canada	2,385,933	2,385,933	—	—
Finland	136,004	21,849	114,155	—
Guernsey	76,723	40,036	36,687	—
Ireland	144,869	144,869	—	—
Jersey	109,498	21,345	88,153	—
Spain	426,475	69,929	356,546	—
United Kingdom	3,434,638	169,625	3,265,013	—
United States	45,444,177	45,444,177	—	—
Other Country Categories*	29,698,101	—	29,698,101	—
Total Common Stocks	82,248,038	48,354,135	33,893,903	—
Investment Companies*	137,043	—	137,043	—
Rights*	3,676	—	3,676	—
Money Market Funds	32,190	32,190	—	—
Total Investments	$82,420,947	$48,386,325	$34,034,622	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $577,715 from Level 1 to Level 2 and $178,911 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being valued based on quoted prices at September 30, 2015 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on June 30, 2016 exceeding a certain threshold. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2015 exceeding a certain threshold.

Sector	% of Total Long-Term Investments
Financials	99.8%
Health care	0.1
Consumer Discretionary	0.1
Total	100.00%

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.4%
	Australia — 15.1%
842,847	ALS Ltd. (b)	$3,120,014
246,022	Australia and New Zealand Banking Group Ltd. (b)	4,482,539
675,745	Bendigo and Adelaide Bank Ltd. (b)	4,892,727
60,875	Commonwealth Bank of Australia (b)	3,416,930
136,580	JB Hi-Fi Ltd. (b)	2,475,120
58,481	Macquarie Group Ltd. (b)	3,044,202
230,488	National Australia Bank Ltd. (b)	4,425,243
331,623	Orica Ltd. (b)	3,084,932
1,097,011	Primary Health Care Ltd. (b)	3,267,408
398,152	Suncorp Group Ltd. (b)	3,651,028
473,313	Sydney Airport (b)	2,471,477
887,758	Telstra Corp. Ltd. (b)	3,710,598
95,507	Wesfarmers Ltd. (b)	2,880,198
155,118	Westpac Banking Corp. (b)	3,439,832
136,874	Woodside Petroleum Ltd. (b)	2,775,433

		51,137,681

	Austria — 0.9%
105,953	OMV AG (b)	2,978,426

	Bermuda — 2.0%
1,135,838	Kerry Properties Ltd. (b)	2,812,125
359,034	VTech Holdings Ltd. (b)	3,785,089

		6,597,214

	Canada — 12.4%
65,901	Bank of Nova Scotia (The)	3,229,376
60,943	BCE, Inc.	2,884,055
42,489	Canadian Imperial Bank of Commerce	3,191,403
69,470	Emera, Inc.	2,614,367
164,881	Genworth MI Canada, Inc.	4,229,387
133,790	IGM Financial, Inc.	3,642,087
110,427	National Bank of Canada	3,777,057
182,277	Potash Corp. of Saskatchewan, Inc.	2,962,821
358,277	Russel Metals, Inc.	6,344,965
163,757	Shaw Communications, Inc., Class B	3,143,445
85,696	TELUS Corp.	2,759,359
71,655	TransCanada Corp.	3,242,348

		42,020,670

	Cayman Islands — 0.9%
297,504	Phoenix Group Holdings (b)	3,195,425

	Denmark — 0.8%
151,500	Tryg A/S (b)	2,712,532

	Finland — 5.4%
360,585	Fortum OYJ (b)	5,793,342
251,085	Kemira OYJ (b)	2,983,371
131,685	Konecranes OYJ (b)	3,342,977
124,565	Metso OYJ (b)	2,928,520

Shares	Description	Value

	Common Stocks (a) (Continued)
	Finland (Continued)
90,107	Nokian Renkaat OYJ (b)	$3,229,620

		18,277,830

	France — 7.5%
64,796	Bouygues S.A. (b)	1,856,304
84,305	Casino Guichard Perrachon S.A. (b)	4,679,666
219,738	CNP Assurances (b)	3,241,975
272,387	Engie S.A. (b)	4,373,644
98,732	Lagardere S.C.A. (b)	2,147,633
74,065	TOTAL S.A. (b)	3,551,878
289,674	Vivendi S.A. (b)	5,419,453

		25,270,553

	Germany — 0.8%
19,836	Allianz SE (b)	2,829,766

	Hong Kong — 4.0%
4,141,956	New World Development Co., Ltd. (b)	4,218,023
4,797,402	PCCW Ltd. (b)	3,223,616
4,731,446	SJM Holdings Ltd. (b)	2,897,049
292,691	Swire Pacific Ltd., Class A (b)	3,307,770

		13,646,458

	Italy — 1.2%
243,780	Eni S.p.A. (b)	3,926,624

	Japan — 2.5%
849,000	Aozora Bank Ltd. (b)	2,945,170
226,400	Mitsui & Co., Ltd. (b)	2,702,577
622,300	Tokai Tokyo Financial Holdings, Inc. (b)	2,650,627

		8,298,374

	New Zealand — 4.1%
664,647	Fletcher Building Ltd. (b)	4,088,273
1,545,122	SKY Network Television Ltd. (b)	5,273,074
1,799,331	Spark New Zealand Ltd. (b)	4,573,267

		13,934,614

	Norway — 1.1%
213,160	Statoil ASA (b)	3,683,077

	Portugal — 1.1%
1,212,933	EDP-Energias de Portugal S.A. (b)	3,713,497

	Singapore — 2.2%
878,100	Keppel Corp., Ltd. (b)	3,622,433
1,388,700	StarHub Ltd. (b)	3,918,477

		7,540,910

	Spain — 3.6%
178,784	Gas Natural SDG S.A. (b)	3,553,818
1,972,658	Mapfre S.A. (b)	4,332,301
440,031	Telefonica S.A. (b)	4,177,591

		12,063,710

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Sweden — 4.2%
391,594	Nordea Bank AB (b)	$3,322,145
355,840	Skandinaviska Enskilda Banken AB, Class A (b)	3,108,504
169,648	Swedbank AB, Class A (b)	3,563,132
895,600	Telia Co., AB (b)	4,241,094

		14,234,875

	Switzerland — 3.6%
53,422	Swiss Re AG (b)	4,665,900
5,089	Swisscom AG (b)	2,528,244
20,671	Zurich Insurance Group AG (b)	5,113,649

		12,307,793

	United Kingdom — 11.1%
663,792	Amec Foster Wheeler PLC (b)	4,364,522
46,097	AstraZeneca PLC (b)	2,755,855
332,894	BAE Systems PLC (b)	2,330,457
953,149	Carillion PLC (b)	2,976,559
421,023	Halfords Group PLC (b)	1,810,217
676,490	HSBC Holdings PLC (b)	4,191,251
907,078	Legal & General Group PLC (b)	2,322,220
1,117,182	Old Mutual PLC (b)	3,018,045
197,664	Royal Dutch Shell PLC, Class A (b)	5,422,030
78,796	Severn Trent PLC (b)	2,571,065
340,785	Tate & Lyle PLC (b)	3,046,959
186,617	United Utilities Group PLC (b)	2,586,586

		37,395,766

	United States — 14.9%
79,657	AT&T, Inc.	3,441,979
161,350	CenterPoint Energy, Inc.	3,872,400
130,391	CenturyLink, Inc.	3,782,643
32,176	Chevron Corp.	3,373,010
69,970	FirstEnergy Corp.	2,442,653
110,856	Guess?, Inc.	1,668,383
48,582	Helmerich & Payne, Inc.	3,261,309
74,457	International Paper Co.	3,155,488
81,771	Mattel, Inc.	2,558,614
202,135	Olin Corp.	5,021,033
103,269	PacWest Bancorp	4,108,041
252,302	R.R. Donnelley & Sons Co.	4,268,950
52,911	Southern (The) Co.	2,837,617
59,117	Tupperware Brands Corp.	3,327,105

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
182,024	Waddell & Reed Financial, Inc., Class A	$3,134,453

		50,253,678

	Total Common Stocks — 99.4%	336,019,473
	(Cost $375,887,174)

	Money Market Funds — 0.0%
137,624	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.26% (c)	137,624
	(Cost $137,624)

	Total Investments — 99.4%	336,157,097
	(Cost $376,024,798) (d)
	Net Other Assets and Liabilities — 0.6%	1,987,816

	Net Assets — 100.0%	$338,144,913

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)

This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $243,745,125 or 72.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)	Interest rate shown reflects yield as of June 30, 2016.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,181,661 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $53,049,362.

See Notes to Portfolio of Investments

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Canada	$42,020,670	$42,020,670	$—	$—
United States	50,253,678	50,253,678	—	—
Other Country Categories*	243,745,125	—	243,745,125	—
Total Common Stocks	336,019,473	92,274,348	243,745,125	—
Money Market Funds	137,624	137,624	—	—
Total Investments	$336,157,097	$92,411,972	$243,745,125	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Financials	34.0%
Telecommunication Services	11.7
Energy	10.9
Industrials	10.7
Utilities	10.2
Consumer Discretionary	10.1
Materials	6.3
Consumer Staples	3.2
Health Care	1.8
Information Technology	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	22.2%
Australian Dollar	15.2
United States Dollar	15.0
Canadian Dollar	12.5
British Pound Sterling	10.5
Hong Kong Dollar	6.0
Swedish Krona	4.2
New Zealand Dollar	4.1
Swiss Franc	3.7
Japanese Yen	2.5
Singapore Dollar	2.2
Norwegian Krone	1.1
Danish Krone	0.8
Total	100.0%

See Notes to Portfolio of Investments

First Trust ISE Global Wind Energy Index Fund (FAN)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Australia — 5.0%
64,530	AGL Energy Ltd. (b)	$937,178
3,589,234	Infigen Energy (c)	2,690,239

		3,627,417

	Bermuda — 4.4%
57,585,111	Concord New Energy Group Ltd. (b)	3,206,591

	Brazil — 1.1%
207,355	Centrais Eletricas Brasileiras S.A., ADR (c)	816,979

	Cayman Islands — 0.4%
374,750	China High Speed Transmission Equipment Group Co., Ltd. (b)	301,921

	China — 7.1%
5,557,405	China Longyuan Power Group Corp., Ltd., Class H (b)	4,639,330
2,515,980	China Suntien Green Energy Corp., Ltd., Class H (b)	260,091
679,540	Harbin Electric Co., Ltd., Class H (b)	251,663

		5,151,084

	Denmark — 12.1%
3,041,713	Greentech Energy Systems A/S (b) (c) (d)	3,467,994
77,888	Vestas Wind Systems A/S (b)	5,294,005

		8,761,999

	France — 5.4%
32,795	Alstom S.A. (b) (c)	757,192
4,032,722	Futuren S.A. (b) (c)	3,174,622

		3,931,814

	Germany — 14.1%
95,516	E. ON SE (b)	964,221
140,837	Nordex SE (b) (c)	3,997,801
1,238,116	PNE Wind AG (b)	2,938,498
62,718	RWE AG (b) (c)	998,801
12,687	Siemens AG, ADR	1,301,559

		10,200,880

	Greece — 0.3%
86,487	Terna Energy S.A. (b)	232,982

	Italy — 1.2%
202,547	Enel S.p.A (b)	899,201

	Japan — 1.2%
75,554	Mitsui & Co., Ltd. (b)	901,901

	Portugal — 1.2%
278,791	EDP-Energias de Portugal S.A. (b)	853,542

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea — 0.4%
46,157	Dongkuk Structures & Construction Co., Ltd. (b)	$257,294

	Spain — 23.0%
10,604	Acciona S.A. (b)	773,802
690,466	EDP Renovaveis S.A. (b)	5,197,132
45,452	Endesa S.A. (b)	912,021
219,148	Gamesa Corp. Tecnologica S.A. (b)	4,366,332
795,543	Iberdrola S.A. (b)	5,426,874

		16,676,161

	Sweden — 5.7%
821,755	Arise AB (b) (c)	1,491,183
821,033	Eolus Vind AB, Class B (b)	1,910,159
45,629	SKF AB, Class B (b)	731,112

		4,132,454

	Switzerland — 0.7%
11,929	BKW AG (b)	530,593

	United Kingdom — 4.0%
41,243	BP PLC, ADR	1,464,539
25,897	Royal Dutch Shell PLC, Class A, ADR	1,430,032

		2,894,571

	United States — 12.5%
71,188	AES (The) Corp.	888,426
39,548	Allegheny Technologies, Inc. (d)	504,237
20,448	Alliant Energy Corp.	811,786
16,357	Duke Energy Corp.	1,403,267
65,865	Federal-Mogul Holdings Corp. (c)	547,338
44,234	General Electric Co.	1,392,486
10,732	NextEra Energy, Inc.	1,399,453
53,509	NRG Energy, Inc.	802,100
8,475	Otter Tail Corp.	283,828
29,156	Trinity Industries, Inc.	541,427
9,171	Woodward, Inc.	528,616

		9,102,964

	Total Common Stocks — 99.8%	72,480,348
	(Cost $70,477,982)

	Money Market Funds — 0.2%
160,091	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.26% (e) (f)	160,091
	(Cost $160,091)

See Notes to Portfolio of Investments

First Trust ISE Global Wind Energy Index Fund (FAN)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$ 95,736	JPMorgan Chase & Co., 0.30% (e), dated 06/30/16, due 07/01/16, with a maturity value of $95,737. Collateralized by U.S. Treasury Notes, interest rates of 2.000% to 2.625%, due 11/15/20 to 11/30/20. The value of the collateral including accrued interest is $97,836. (f)	$95,736
360,058	RBC Capital Markets LLC, 0.35% (e), dated 06/30/16, due 07/01/16, with a maturity value of $360,061. Collateralized by U.S. Treasury Notes, interest rate of 1.500%, due 08/31/18 to 05/31/20. The value of the collateral including accrued interest is $368,200. (f)	360,058

	Total Repurchase Agreements — 0.6%	455,794
	(Cost $455,794)

	Total Investments — 100.6%	73,096,233
	(Cost $71,093,867) (g)
	Net Other Assets and Liabilities — (0.6)%	(448,175)

	Net Assets — 100.0%	$72,648,058

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $55,674,036 or 76.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)

All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $626,371 and the total value of the collateral held by the Fund is $615,885. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from June 29 to June 30 the value of the related securities loaned was above the collateral value received.

(e)	Interest rate shown reflects yield as of June 30, 2016.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,933,314 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,930,948.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust ISE Global Wind Energy Index Fund (FAN)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Australia	$3,627,417	$2,690,239	$937,178	$—
Brazil	816,979	816,979	—	—
Germany	10,200,880	1,301,559	8,899,321	—
United Kingdom	2,894,571	2,894,571	—	—
United States	9,102,964	9,102,964	—	—
Other Country Categories*	45,837,537	—	45,837,537	—
Total Common Stocks	72,480,348	16,806,312	55,674,036	—
Money Market Funds	160,091	160,091	—	—
Repurchase Agreements	455,794	—	455,794	—
Total Investments	$73,096,233	$16,966,403	$56,129,830	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $3,016,231 from Level 1 to Level 2 and $2,690,239 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being valued based on quoted prices at September 30, 2015 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on June 30, 2016 exceeding a certain threshold. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2015 exceeding a certain threshold.

Sector	% of Total Long-Term Investments
Utilities	54.6%
Industrials	39.6
Energy	4.3
Consumer Discretionary	0.8
Materials	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	43.1%
United States Dollar	20.2
Danish Krone	12.0
Hong Kong Dollar	11.8
Swedish Krona	5.7
Australian Dollar	5.0
Japanese Yen	1.2
Swiss Franc	0.7
South Korean Won	0.3
Total	100.0%

See Notes to Portfolio of Investments

First Trust ISE Global Engineering and Construction Index Fund (FLM)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 98.8%
	Australia — 2.7%
7,983	CIMIC Group Ltd. (b)	$215,522
47,154	Downer EDI Ltd. (b)	135,418
1,974	Monadelphous Group Ltd. (b)	11,114

		362,054

	Canada — 4.3%
2,115	Aecon Group, Inc.	28,780
7,879	SNC-Lavalin Group, Inc.	330,906
9,312	Stantec, Inc.	225,818

		585,504

	Cayman Islands — 2.0%
208,059	China State Construction International Holdings Ltd. (b)	276,067

	China — 5.6%
337,065	China Communications Construction Co., Ltd., Class H (b)	365,409
520,195	China Railway Group Ltd., Class H (b) (c)	390,972

		756,381

	Finland — 0.2%
4,526	YIT OYJ (b)	32,652

	France — 7.6%
12,092	Bouygues S.A. (b)	346,417
4,310	Eiffage S.A. (b)	306,399
5,405	Vinci S.A. (b)	381,416

		1,034,232

	Germany — 1.6%
1,726	HOCHTIEF AG (b)	222,846

	Ireland — 1.8%
11,294	Kingspan Group PLC	244,405

	Italy — 0.5%
23,593	Salini Impregilo S.p.A. (b)	66,955

	Japan — 25.5%
26,000	Chiyoda Corp. (b)	171,941
10,500	COMSYS Holdings Corp. (b)	170,231
20,000	JGC Corp. (b)	286,312
51,000	Kajima Corp. (b)	354,283
7,000	Kandenko Co., Ltd. (b)	57,259
18,200	Kinden Corp. (b)	197,013
42,000	Kumagai Gumi Co., Ltd. (b)	119,037
5,500	Kyowa Exeo Corp. (b)	68,809
9,000	Maeda Corp. (b)	70,435
6,000	Maeda Road Construction Co., Ltd. (b)	102,483
5,000	Nippo Corp. (b)	85,052
30,000	Nishimatsu Construction Co., Ltd. (b)	139,856
34,400	Obayashi Corp. (b)	366,254
19,000	Okumura Corp. (b)	105,051

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan (Continued)
26,700	Penta-Ocean Construction Co., Ltd. (b)	$141,182
1,700	Raito Kogyo Co. Ltd. (b)	17,757
37,000	Shimizu Corp. (b)	346,653
2,000	SHO-BOND Holdings Co., Ltd. (b)	90,912
48,000	Taisei Corp. (b)	394,402
40,000	Toda Corp. (b)	173,048
400	Toshiba Plant Systems & Services Corp. (b)	6,545

		3,464,515

	Netherlands — 6.4%
11,513	Arcadis N.V. (b)	172,767
8,526	Boskalis Westminster (b)	290,931
8,182	Chicago Bridge & Iron Co. N.V.	283,343
35,224	Koninklijke BAM Groep N.V. (b)	127,719

		874,760

	Norway — 1.0%
11,294	Veidekke ASA (b)	135,288

	Panama — 0.8%
21,733	McDermott International, Inc. (c)	107,361

	Philippines — 1.3%
27,260	Manila Electric Co. (b)	180,062

	South Korea — 2.1%
44,536	Daewoo Engineering & Construction Co., Ltd. (b) (c)	218,730
2,909	GS Engineering & Construction Corp. (b) (c)	71,002

		289,732

	Spain — 4.4%
11,345	ACS Actividades de Construccion y Servicios S.A. (b)	311,186
24,455	Obrascon Huarte Lain S.A. (b) (d)	86,148
26,045	Sacyr S.A. (b)	42,920
5,216	Tecnicas Reunidas S.A. (b)	156,334

		596,588

	Sweden — 6.1%
11,557	NCC AB, Class B (b)	268,344
25,332	Peab AB (b)	192,196
17,485	Skanska AB, Class B (b)	366,118

		826,658

	United Kingdom — 6.7%
38,932	Amec Foster Wheeler PLC (b)	255,983
79,805	Balfour Beatty PLC (b) (c)	229,388
11,850	Galliford Try PLC (b)	144,753
4,343	Keller Group PLC (b)	52,472
12,753	WS Atkins PLC (b)	226,573

		909,169

See Notes to Portfolio of Investments

First Trust ISE Global Engineering and Construction Index Fund (FLM)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States — 18.2%
9,964	AECOM (c)	$316,556
3,038	Dycom Industries, Inc. (c)	272,691
5,828	EMCOR Group, Inc.	287,087
6,919	Fluor Corp.	340,968
4,439	Granite Construction, Inc.	202,197
6,660	Jacobs Engineering Group, Inc. (c)	331,735
17,095	KBR, Inc.	226,338
6,637	MasTec, Inc. (c)	148,138
1,356	Matrix Service Co. (c)	22,360
12,192	Quanta Services, Inc. (c)	281,879
1,733	Tutor Perini Corp. (c)	40,812

		2,470,761

	Total Common Stocks — 98.8%	13,435,990
	(Cost $13,863,272)

	Rights (a) — 0.0%
	Spain — 0.0%
11,484	ACS Actividades de Construccion y Servicios SA (c)	8,067
	(Cost $8,944)

	Money Market Funds — 0.2%
22,402	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.26% (e) (f)	22,402
	(Cost $22,402)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$13,397	JPMorgan Chase & Co., 0.30% (e), dated 06/30/16, due 07/01/16, with a maturity value of $13,397. Collateralized by U.S. Treasury Notes, interest rates of 2.000% to 2.625%, due 11/15/20 to 11/30/20. The value of the collateral including accrued interest is $13,691. (f)	$13,397
50,385	RBC Capital Markets LLC, 0.35% (e), dated 06/30/16, due 07/01/16, with a maturity value of $50,385. Collateralized by U.S. Treasury Notes, interest rate of 1.500%, due 08/31/18 to 05/31/20. The value of the collateral including accrued interest is $51,524. (f)	50,385

	Total Repurchase Agreements — 0.5%	63,782
	(Cost $63,782)

	Total Investments — 99.5%	13,530,241
	(Cost $13,958,400) (g)
	Net Other Assets and Liabilities — 0.5%	62,059

	Net Assets — 100.0%	$13,592,300

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $9,744,616 or 71.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $79,282 and the total value of the collateral held by the Fund is $86,184.
(e)	Interest rate shown reflects yield as of June 30, 2016.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,492,725 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,920,884.

See Notes to Portfolio of Investments

First Trust ISE Global Engineering and Construction Index Fund (FLM)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Canada	$585,504	$585,504	$—	$—
Ireland	244,405	244,405	—	—
Netherlands	874,760	283,343	591,417	—
Panama	107,361	107,361	—	—
United States	2,470,761	2,470,761	—	—
Other Country Categories*	9,153,199	—	9,153,199	—
Total Common Stocks	13,435,990	3,691,374	9,744,616	—
Rights*	8,067	8,067	—	—
Money Market Funds	22,402	22,402	—	—
Repurchase Agreements	63,782	—	63,782	—
Total Investments	$13,530,241	$3,721,843	$9,808,398	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stocks valued at $244,405 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2015 exceeding a certain threshold.

Sector	% of Total Long-Term Investments
Industrials	94.6%
Energy	4.0
Utilities	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	25.6%
United States Dollar	21.8
Euro	20.7
Hong Kong Dollar	7.6
British Pound Sterling	6.7
Swedish Krona	6.1
Canadian Dollar	4.3
Australian Dollar	2.7
South Korean Won	2.2
Philippine Peso	1.3
Norwegian Krone	1.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Cayman Islands — 2.6%
601,750	Wasion Group Holdings Ltd. (b)	$321,784

	France — 7.7%
644	Saft Groupe S.A. (b)	26,069
15,713	Schneider Electric SE (b)	916,711

		942,780

	Germany — 5.7%
2,358	Siemens AG (b)	241,982
9,220	SMA Solar Technology AG (b) (c)	455,488

		697,470

	Ireland — 2.0%
4,123	Eaton Corp. PLC	246,267

	Italy — 7.4%
41,524	Prysmian S.p.A. (b)	911,421

	Japan — 10.2%
76,000	NEC Corp. (b)	177,070
8,000	NGK Insulators Ltd. (b)	161,738
52,000	Osaki Electric Co., Ltd. (b) (c)	400,853
27,300	Panasonic Corp. (b)	234,877
103,000	Toshiba Corp. (b) (d)	280,572

		1,255,110

	Spain — 8.3%
11,408	Red Electrica Corp. S.A. (b) (d)	1,019,352

	Switzerland — 7.8%
48,869	ABB Ltd. (b)	967,220

	United Kingdom — 2.1%
17,338	National Grid PLC (b)	254,962

	United States — 46.0%
13,316	Advanced Energy Industries, Inc. (d)	505,475
571	AZZ, Inc.	34,249
6,777	Badger Meter, Inc.	494,924
16,571	Control4 Corp. (c) (d)	135,219
570	Digi International, Inc. (d)	6,116
33,975	EnerNOC, Inc. (d)	214,722
915	EnerSys	54,415
46,407	Enphase Energy, Inc. (c) (d)	92,350
12,621	ESCO Technologies, Inc.	504,083
37,208	General Cable Corp.	472,914
8,406	General Electric Co.	264,621
2,233	Honeywell International, Inc.	259,743
1,202	Hubbell, Inc.	126,775
11,538	Itron, Inc. (d)	497,288
1,642	MasTec, Inc. (d)	36,650
19,830	MYR Group, Inc. (d)	477,506
42,302	Quanta Services, Inc. (d)	978,022
31,995	Silver Spring Networks, Inc. (d)	388,739
573	Valmont Industries, Inc.	77,510

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
768	WESCO International, Inc. (d)	$39,544

		5,660,865

	Total Common Stocks — 99.8%	12,277,231
	(Cost $12,123,004)

	Money Market Funds — 1.2%
150,464	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.26% (e) (f)	150,464
	(Cost $150,464)

Principal Value	Description	Value

	Repurchase Agreements — 3.5%
$ 89,979	JPMorgan Chase & Co., 0.30% (e), dated 06/30/16, due 07/01/16, with a maturity value of $89,980. Collateralized by U.S. Treasury Notes, interest rates of 2.000% to 2.625%, due 11/15/20 to 11/30/20. The value of the collateral including accrued interest is $91,952. (f)	89,979
338,405	RBC Capital Markets LLC, 0.35% (e), dated 06/30/16, due 07/01/16, with a maturity value of $338,409. Collateralized by U.S. Treasury Notes, interest rate of 1.500%, due 08/31/18 to 05/31/20. The value of the collateral including accrued interest is $346,058. (f)	338,405

	Total Repurchase Agreements — 3.5%	428,384
	(Cost $428,384)

	Total Investments — 104.5%	12,856,079
	(Cost $12,701,852) (g)
	Net Other Assets and Liabilities — (4.5)%	(554,622)

	Net Assets — 100.0%	$12,301,457

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $6,370,099 or 51.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $559,984 and the total value of the collateral held by the Fund is $578,848.
(d)	Non-income producing security.
(e)	Interest rate shown reflects yield as of June 30, 2016.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,272,965 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,118,738.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Ireland	$246,267	$246,267	$—	$—
United States	5,660,865	5,660,865	—	—
Other Country Categories*	6,370,099	—	6,370,099	—
Total Common Stocks	12,277,231	5,907,132	6,370,099	—
Money Market Funds	150,464	150,464	—	—
Repurchase Agreements	428,384	—	428,384	—
Total Investments	$12,856,079	$6,057,596	$6,798,483	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments

Industrials	58.4%
Information Technology	29.3
Utilities	10.4
Consumer Discretionary	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments

United States Dollar	50.4%
Euro	27.8
Japanese Yen	9.8
Swiss Franc	7.5
Hong Kong Dollar	2.5
British Pound Sterling	2.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.5%
	Australia — 1.6%
56,736	Alumina Ltd. (b)	$55,770
9,971	Iluka Resources Ltd. (b)	49,156
6,953	OZ Minerals Ltd. (b)	29,838
2,482	Washington H. Soul Pattinson & Co. Ltd. (b)	31,545

		166,309

	Austria — 0.9%
2,719	voestalpine AG (b)	91,509

	Bermuda — 0.6%
74,286	Kunlun Energy Co. Ltd. (b)	61,820

	Brazil — 0.3%
5,420	Fibria Celulose S.A., ADR	36,639

	Canada — 6.9%
3,314	Agrium, Inc.	299,836
3,802	Peyto Exploration & Development Corp.	102,058
20,087	Potash Corp. of Saskatchewan, Inc.	326,504

		728,398

	Chile — 0.3%
60,843	Aguas Andinas S.A., Class A	34,932

	China — 0.2%
70,476	Zijin Mining Group Co., Ltd., Class H (b)	23,674

	Finland — 3.4%
4,554	Metsa Board OYJ, Class B (b)	23,185
12,957	Stora Enso OYJ, Class R (b)	104,202
12,459	UPM-Kymmene OYJ (b)	228,882

		356,269

	France — 13.4%
7,372	Suez (b)	114,985
21,630	TOTAL S.A., ADR	1,040,403
12,538	Veolia Environnement S.A. (b)	270,755

		1,426,143

	Germany — 0.9%
4,458	K+S AG (b)	91,266

	Hong Kong — 4.5%
3,811	CNOOC Ltd., ADR	475,079

	India — 1.8%
30,853	Coal India Ltd. (b)	143,385
19,029	NMDC Ltd. (b)	26,565
3,385	Oil India Ltd. (b)	17,720

		187,670

	Indonesia — 0.2%
330,103	Adaro Energy Tbk PT (b)	21,453

Shares	Description	Value

	Common Stocks (a) (Continued)
	Luxembourg — 0.9%
4,765	Ternium S.A., ADR	$90,821

	Norway — 3.1%
2,016	Austevoll Seafood ASA (b)	16,916
8,668	Marine Harvest ASA, ADR	146,489
1,175	Salmar ASA (b)	34,966
4,183	Yara International ASA (b)	132,881

		331,252

	Russia — 11.5%
211,370	Gazprom PJSC (b)	461,206
10,137	LUKOIL PJSC (b)	425,734
12,228	Novolipetsk Steel PJSC, GDR (b)	160,142
641	PhosAgro OJSC (b)	27,728
27,277	Tatneft PJSC (b)	141,527

		1,216,337

	South Korea — 2.6%
6,277	POSCO, ADR	279,326

	Spain — 0.4%
3,444	Acerinox S.A. (b) (c)	38,309

	Sweden — 0.3%
1,161	Holmen AB, Class B (b)	37,241

	Taiwan — 1.8%
259,321	China Steel Corp. (b)	168,967
16,730	Taiwan Fertilizer Co., Ltd. (b)	22,335

		191,302

	United Kingdom — 15.5%
9,861	Pennon Group PLC (b)	124,715
20,212	Royal Dutch Shell PLC, Class A, ADR	1,116,107
5,604	Severn Trent PLC (b)	182,855
16,246	United Utilities Group PLC (b)	225,176

		1,648,853

	United States — 28.4%
5,574	CF Industries Holdings, Inc.	134,333
10,384	Chevron Corp.	1,088,555
1,501	Domtar Corp.	52,550
11,790	Exxon Mobil Corp.	1,105,194
9,811	International Paper Co.	415,790
7,960	Mosaic (The) Co.	208,393
110	Terra Nitrogen Co., L.P. (d)	11,503

		3,016,318

	Total Common Stocks — 99.5%	10,550,920
	(Cost $10,421,333)

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value
	Rights (a) — 0.0%
	Spain — 0.0%
3,444	Acerinox S.A. (c)	$1,735
	(Cost $1,712)

	Total Investments — 99.5%	10,552,655
	(Cost $10,423,045) (e)
	Net Other Assets and Liabilities — 0.5%	51,180

	Net Assets — 100.0%	$10,603,835

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $3,586,408 or 33.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Master Limited Partnership (“MLP”).
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $331,678 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $202,068.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$36,639	$36,639	$—	$—
Canada	728,398	728,398	—	—
Chile	34,932	34,932	—	—
France	1,426,143	1,040,403	385,740	—
Hong Kong	475,079	475,079	—	—
Luxembourg	90,821	90,821	—	—
Norway	331,252	146,489	184,763	—
South Korea	279,326	279,326	—	—
United Kingdom	1,648,853	1,116,107	532,746	—
United States	3,016,318	3,016,318	—
Other Country Categories*	2,483,159	—	2,483,159	—
Total Common Stocks	10,550,920	6,964,512	3,586,408	—
Rights*	1,735	1,735	—	—
Total Investments	$10,552,655	$6,966,247	$3,586,408	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Energy	59.1%
Materials	30.0
Utilities	9.0
Consumer Staples	1.9
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	70.3%
Euro	9.1
Canadian Dollar	6.9
British Pound Sterling	5.0
New Taiwan Dollar	1.8
Indian Rupee	1.8
Norwegian Krone	1.8
Australian Dollar	1.6
Hong Kong Dollar	0.8
Swedish Krona	0.4
Chilean Peso	0.3
Indonesian Rupiah	0.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.0%
	Australia — 1.4%
1,816	GrainCorp Ltd., Class A (b)	$11,770
13,385	Incitec Pivot Ltd. (b)	30,067
2,109	Nufarm Ltd. (b)	11,726

		53,563

	Belgium — 0.3%
340	Tessenderlo Chemie N.V. (b) (c)	11,672

	Bermuda — 1.7%
1,110	Bunge Ltd.	65,656

	Canada — 5.3%
1,096	Agrium, Inc.	99,162
6,673	Potash Corp. of Saskatchewan, Inc.	108,466

		207,628

	Chile — 0.6%
955	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	23,651

	Germany — 23.8%
5,091	BASF SE (b)	390,373
3,901	Bayer AG (b)	391,798
266	BayWa AG (b)	7,979
3,697	Evonik Industries AG (b)	110,203
1,518	K+S AG (b)	31,077

		931,430

	India — 4.0%
4,922	Mahindra & Mahindra Ltd. (b)	104,552
1,086	PI Industries Ltd. (b)	11,664
2,024	Tata Chemicals Ltd. (b)	12,944
3,401	UPL Ltd. (b)	27,816

		156,976

	Japan — 6.6%
9,900	Kubota Corp. (b)	133,901
8,000	Mitsui Chemicals, Inc. (b)	29,398
1,200	Nissan Chemical Industries Ltd. (b)	35,013
400	Sakata Seed Corp. (b)	8,689
13,000	Sumitomo Chemical Co., Ltd. (b)	53,639

		260,640

	Luxembourg — 0.3%
964	Adecoagro S.A. (c)	10,575

	Malaysia — 3.6%
19,400	Hap Seng Consolidated Bhd	37,149
63,500	Petronas Chemicals Group Bhd (b)	104,273

		141,422

	Netherlands — 2.5%
10,812	CNH Industrial N.V.	77,306
1,672	OCI N.V. (b) (c)	22,650

		99,956

Shares	Description	Value

	Common Stocks (a) (Continued)
	Norway — 1.8%
2,182	Yara International ASA (b)	$69,315

	Russia — 2.8%
3,082	PhosAgro OAO, GDR (b)	45,581
23,292	Uralkali PJSC (b) (c)	63,772

		109,353

	Singapore — 3.2%
50,800	Wilmar International Ltd. (b)	123,663

	Switzerland — 4.9%
81	Bucher Industries AG (b)	18,962
452	Syngenta AG (b)	173,500

		192,462

	Taiwan — 0.3%
7,775	Taiwan Fertilizer Co., Ltd. (b)	10,380

	Turkey — 0.3%
423	Turk Traktor ve Ziraat Makineleri AS	12,352

	United States — 35.6%
654	AGCO Corp.	30,823
1,849	CF Industries Holdings, Inc.	44,561
2,124	Deere & Co.	172,129
7,588	Dow Chemical (The) Co.	377,199
5,957	E.I. du Pont de Nemours and Co.	386,014
1,061	FMC Corp.	49,135
1,710	Monsanto Co.	176,831
2,775	Mosaic (The) Co.	72,650
486	Scotts Miracle-Gro (The) Co., Class A	33,976
147	Terra Nitrogen Co., L.P. (d)	15,372
437	Toro (The) Co.	38,543

		1,397,233

	Total Investments — 99.0%	3,877,927
	(Cost $3,998,879) (e)
	Net Other Assets and Liabilities — 1.0%	40,799

	Net Assets — 100.0%	$3,918,726

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $2,046,377 or 52.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	Master Limited Partnership (“MLP”).
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $138,285 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $259,237.

GDR	-	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Bermuda	$65,656	$65,656	$—	$—
Canada	207,628	207,628	—	—
Chile	23,651	23,651	—	—
Luxembourg	10,575	10,575	—	—
Malaysia	141,422	37,149	104,273	—
Netherlands	99,956	77,306	22,650	—
Turkey	12,352	12,352	—	—
United States	1,397,233	1,397,233	—	—
Other Country Categories*	1,919,454	—	1,919,454	—
Total Investments	$3,877,927	$1,831,550	$2,046,377	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Materials	67.9%
Industrials	13.6
Health Care	10.1
Consumer Staples	5.7
Consumer Discretionary	2.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Currency Exposure Diversification	% of Total Investments
United States Dollar	42.8%
Euro	24.9
Japanese Yen	6.7
Canadian Dollar	5.4
Swiss Franc	5.0
Indian Rupee	4.0
Malaysian Ringgit	3.6
Singapore Dollar	3.2
Norwegian Krone	1.8
Australian Dollar	1.4
Chilean Peso	0.6
Turkish Lira	0.3
New Taiwan Dollar	0.3
Total	100.0%

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.0%
	Brazil — 26.0%
13,050	Ambev S.A., ADR	$77,125
10,129	Banco Bradesco S.A., ADR	79,107
14,645	Banco do Brasil S.A.	77,504
9,061	BB Seguridade Participacoes S.A.	78,726
15,026	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	83,356
5,147	BRF S.A.	71,862
15,457	CCR S.A.	80,839
5,805	CETIP S.A. - Mercados Organizados	78,881
8,716	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	78,095
7,451	Cielo S.A.	78,284
3,442	Embraer S.A., ADR	74,760
8,439	Fibria Celulose S.A.	56,745
41,360	Gerdau S.A. (Preference Shares)	75,837
8,477	Hypermarcas S.A.	61,355
8,415	Itau Unibanco Holding S.A., ADR	79,438
33,851	Itausa-Investimentos Itau S.A. (Preference Shares)	79,034
23,715	JBS S.A.	73,826
14,879	Klabin S.A.	70,960
18,502	Kroton Educacional S.A.	78,160
10,912	Petroleo Brasileiro S.A., ADR (b)	78,130
4,009	Raia Drogasil S.A.	79,224
19,609	Suzano Papel e Celulose S.A. (Preference Shares), Class A	69,223
5,859	Telefonica Brasil S.A., ADR	79,682
3,675	Ultrapar Participacoes S.A.	81,227
16,009	Vale S.A., ADR	81,006

		1,902,386

	Cayman Islands — 7.0%
930	Alibaba Group Holding Ltd., ADR (b)	73,963
430	Baidu, Inc., ADR (b)	71,014
1,768	Ctrip.com International Ltd., ADR (b)	72,842
3,352	JD.com, Inc., ADR (b)	71,163
436	NetEase, Inc., ADR	84,244
954	Qihoo 360 Technology Co., Ltd., ADR (b)	69,690
3,163	Tencent Holdings Ltd. (c)	72,558

		515,474

	China — 16.5%
191,860	Agricultural Bank of China Ltd., Class H (c)	70,494
167,831	Bank of China Ltd., Class H (c)	67,453
120,000	China CITIC Bank Corp., Ltd., Class H (c)	73,402
62,000	China Communications Construction Co., Ltd., Class H (c)	67,214
107,030	China Construction Bank Corp., Class H (c)	71,350
32,498	China Life Insurance Co., Ltd., Class H (c)	70,070

Shares	Description	Value

	Common Stocks (a) (Continued)
	China (Continued)
33,913	China Merchants Bank Co., Ltd., Class H (c)	$76,512
77,500	China Minsheng Banking Corp., Ltd., Class H (c)	75,287
20,551	China Pacific Insurance (Group) Co., Ltd., Class H (c)	69,650
99,443	China Petroleum & Chemical Corp., Class H (c)	71,859
42,563	China Shenhua Energy Co., Ltd., Class H (c)	79,163
32,000	CITIC Securities Co., Ltd., Class H (c)	71,005
42,860	Haitong Securities Co., Ltd., Class H (c)	73,028
130,823	Industrial and Commercial Bank of China Ltd., Class H (c)	72,956
97,771	PetroChina Co., Ltd., Class H (c)	67,387
40,000	PICC Property and Casualty Co., Ltd., Class H (c)	63,066
15,771	Ping An Insurance (Group) Co. of China Ltd., Class H (c)	69,876

		1,209,772

	Hong Kong — 1.0%
57,039	CNOOC Ltd. (c)	71,197

	India — 19.8%
2,938	Axis Bank Ltd., GDR (c)	114,123
2,609	Dr. Reddy’s Laboratories Ltd., ADR	133,659
1,821	HDFC Bank Ltd., ADR	120,823
15,944	ICICI Bank Ltd., ADR	114,478
6,508	Infosys Ltd., ADR	116,168
5,324	Larsen & Toubro Ltd., GDR (c)	118,636
5,740	Mahindra & Mahindra Ltd., GDR (c)	122,267
4,030	Reliance Industries Ltd., GDR (d)	115,057
3,852	State Bank of India, GDR (c)	122,164
3,448	Tata Motors Ltd., ADR (b)	119,542
17,279	Vedanta Ltd., ADR	135,986
9,725	Wipro Ltd., ADR	120,201

		1,453,104

	Jersey — 1.4%
3,882	WNS (Holdings) Ltd., ADR (b)	104,814

	Mauritius — 1.6%
7,736	MakeMyTrip Ltd. (b)	114,957

	South Korea — 24.1%
195	Amorepacific Corp. (c)	73,513
837	Celltrion, Inc. (c) (e)	70,363
120	Hanmi Pharm Co., Ltd. (c)	74,268
321	Hyundai Mobis Co., Ltd. (c)	70,621
592	Hyundai Motor Co. (c)	70,029
2,351	KB Financial Group, Inc. (c)	66,853
1,777	Kia Motors Corp. (c)	66,956
1,147	Korea Aerospace Industries Ltd. (c)	73,537
648	KT&G Corp. (c)	76,746

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
302	LG Chem Ltd. (c)	$68,967
3,421	LG Display Co., Ltd. (c)	79,208
1,459	LG Electronics, Inc. (c)	68,714
77	LG Household & Health Care Ltd. (c)	75,195
306	Lotte Chemical Corp. (c)	76,160
114	NAVER Corp. (c)	70,625
380	POSCO (c)	67,317
661	Samsung C&T Corp. (c)	71,162
59	Samsung Electronics Co., Ltd. (c)	73,476
807	Samsung Life Insurance Co., Ltd. (c)	70,621
550	Samsung SDS Co., Ltd. (c)	68,884
2,080	Shinhan Financial Group Co., Ltd. (c)	68,368
374	SK Holdings Co., Ltd. (c)	66,104
2,837	SK Hynix, Inc. (c)	80,732
524	SK Innovation Co., Ltd. (c)	64,564
5,485	Yungjin Pharmaceutical Co. Ltd. (b) (c)	56,293

		1,769,276

	United Kingdom — 1.6%
20,528	Vedanta Resources PLC (c)	114,711

	Total Investments — 99.0%	7,255,691
	(Cost $7,547,169) (f)
	Net Other Assets and Liabilities — 1.0%	72,824

	Net Assets — 100.0%	$7,328,515

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $3,714,704 or 50.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes in-kind distributions. For the fiscal year-to-date period (October 1, 2015 to June 30, 2016), the Fund received 34 shares of Celltrion, Inc.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $661,987 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $953,465.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

See Notes to Portfolio of Investments

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$1,902,386	$1,902,386	$—	$—
Cayman Islands	515,474	442,916	72,558	—
India	1,453,104	975,914	477,190	—
Jersey	104,814	104,814	—	—
Mauritius	114,957	114,957	—	—
Other Country Categories*	3,164,956	—	3,164,956	—
Total Investments	$7,255,691	$3,540,987	$3,714,704	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2016, the Fund transferred common stock valued at $115,057 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of being valued based on quoted prices. Previously, these common stocks were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets’ close and the NYSE close on September 30, 2015 exceeding a certain threshold.

Sector	% of Total Long-Term Investments
Financials	29.7%
Information Technology	16.0
Consumer Discretionary	11.8
Materials	11.3
Energy	8.7
Consumer Staples	8.1
Industrials	7.6
Health Care	4.6
Telecommunication Services	1.1
Utilities	1.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Bermuda — 1.8%
17,706	Marvell Technology Group Ltd.	$168,738

	Canada — 5.4%
38,203	BlackBerry Ltd. (b)	256,342
26,078	Celestica, Inc. (b)	242,526

		498,868

	Cayman Islands — 2.9%
849,045	FIH Mobile Ltd. (c)	273,645

	China — 3.9%
31,446	BYD Co., Ltd., Class H (b) (c) (d)	189,881
137,978	ZTE Corp., Class H (c)	175,502

		365,383

	Finland — 3.0%
48,726	Nokia OYJ, ADR	277,251

	France — 1.3%
3,551	Orange S.A. (c)	57,741
3,109	Vivendi S.A. (c)	58,166

		115,907

	Germany — 0.6%
3,493	Deutsche Telekom AG (c)	59,564

	Guernsey — 1.9%
3,123	Amdocs Ltd.	180,260

	Hong Kong — 0.7%
5,355	China Mobile Ltd. (c)	61,873

	Italy — 0.6%
65,148	Telecom Italia S.p.A. (b) (c)	53,507

	Japan — 10.2%
2,112	KDDI Corp. (c)	64,225
5,600	Kyocera Corp. (c)	266,464
2,500	NTT DOCOMO, Inc. (c)	67,422
1,100	SoftBank Group Corp. (c)	62,207
9,900	Sony Corp. (c)	291,674
73,000	Toshiba Corp. (b) (c)	198,852

		950,844

	Netherlands — 3.8%
2,962	Gemalto N.V. (c)	179,450
30,259	STMicroelectronics N.V. (c)	176,665

		356,115

	Russia — 0.6%
7,046	Mobile TeleSystems PJSC, ADR	58,341

	Singapore — 2.8%
22,308	Flextronics International Ltd. (b)	263,234

	South Korea — 7.1%
4,259	KT Corp., ADR	60,733
5,900	LG Electronics, Inc. (c)	277,871

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea (Continued)
256	Samsung Electronics Co., Ltd. (c)	$318,810

		657,414

	Spain — 0.6%
5,903	Telefonica S.A. (c)	56,042

	Sweden — 1.9%
23,531	Telefonaktiebolaget LM Ericsson, Class B (c)	180,778

	Taiwan — 10.1%
106,561	HTC Corp. (c)	344,973
417,405	Inventec Corp. (c)	298,448
432,347	Wistron Corp. (c)	302,442

		945,863

	United Kingdom — 0.6%
18,368	Vodafone Group PLC (c)	56,002

	United States — 40.0%
3,948	Agilent Technologies, Inc.	175,133
246	Alphabet, Inc., Class C (b)	170,257
3,097	Analog Devices, Inc.	175,414
2,782	Apple, Inc.	265,959
1,577	AT&T, Inc.	68,142
13,398	Benchmark Electronics, Inc. (b)	283,368
6,698	CEVA, Inc. (b)	181,985
10,374	Ciena Corp. (b)	194,512
1,995	Crown Castle International Corp.	202,353
4,772	Maxim Integrated Products, Inc.	170,313
14,240	Micron Technology, Inc. (b)	195,942
2,615	Motorola Solutions, Inc.	172,511
3,298	QUALCOMM, Inc.	176,674
10,368	Sanmina Corp. (b)	277,966
1,823	SBA Communications Corp., Class A (b)	196,775
2,713	Skyworks Solutions, Inc.	171,679
16,242	Sprint Corp. (b) (d)	73,576
2,670	Synaptics, Inc. (b)	143,512
2,989	Texas Instruments, Inc.	187,261
1,213	Verizon Communications, Inc.	67,734
3,823	Xilinx, Inc.	176,355

		3,727,421

	Total Common Stocks — 99.8%	9,307,050
	(Cost $8,167,117)

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.6%
53,516	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.26% (e) (f)	$53,516
	(Cost $53,516)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$ 32,003	JPMorgan Chase & Co., 0.30% (e), dated 06/30/16, due 07/01/16, with a maturity value of $32,003. Collateralized by U.S. Treasury Notes, interest rates of 2.000% to 2.625%, due 11/15/20 to 11/30/20. The value of the collateral including accrued interest is $32,705. (f)	32,003
120,362	RBC Capital Markets LLC, 0.35% (e), dated 06/30/16, due 07/01/16, with a maturity value of $120,363. Collateralized by U.S. Treasury Notes, interest rate of 1.500%, due 08/31/18 to 05/31/20. The value of the collateral including accrued interest is $123,084. (f)	120,362

	Total Repurchase Agreements — 1.6%	152,365
	(Cost $152,365)

	Total Investments — 102.0%	9,512,931
	(Cost $8,372,998) (g)
	Net Other Assets and Liabilities — (2.0)%	(187,247)

	Net Assets — 100.0%	$9,325,684

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $4,072,204 or 43.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $197,886 and the total value of the collateral held by the Fund is $205,881.
(e)	Interest rate shown reflects yield as of June 30, 2016.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,759,077 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $619,144.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Nasdaq Smartphone Index Fund (FONE)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Bermuda	$168,738	$168,738	$—	$—
Canada	498,868	498,868	—	—
Finland	277,251	277,251	—	—
Guernsey	180,260	180,260	—	—
Russia	58,341	58,341	—	—
Singapore	263,234	263,234	—	—
South Korea	657,414	60,733	596,681	—
United States	3,727,421	3,727,421	—	—
Other Country Categories*	3,475,523	—	3,475,523	—
Total Common Stocks	9,307,050	5,234,846	4,072,204	—
Money Market Funds	53,516	53,516	—	—
Repurchase Agreements	152,365	—	152,365	—
Total Investments	$9,512,931	$5,288,362	$4,224,569	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Information Technology	73.6%
Telecommunication Services	11.4
Consumer Discretionary	8.8
Financials	2.2
Industrials	2.1
Health Care	1.9
Total	100.0%

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.8%
	Bermuda — 1.0%
208,649	Brilliance China Automotive Holdings Ltd. (b)	$215,425

	Cayman Islands — 1.3%
73,000	China Harmony New Energy Auto Holding Ltd. (b)	39,326
472,077	Geely Automobile Holdings Ltd. (b)	257,491

		296,817

	China — 5.9%
222,824	AviChina Industry & Technology Co., Ltd., Class H (b)	155,678
64,925	BYD Co., Ltd., Class H (b) (c)	392,038
74,890	Chongqing Changan Automobile Co., Ltd., Class B (b)	104,905
215,561	Dongfeng Motor Group Co., Ltd., Class H (b)	227,213
292,535	Great Wall Motor Co., Ltd., Class H (b)	244,580
166,457	Guangzhou Automobile Group Co., Ltd., Class H (b)	199,748

		1,324,162

	France — 6.0%
45,013	Peugeot S.A. (b) (c)	539,532
10,462	Renault S.A. (b)	789,859

		1,329,391

	Germany — 18.0%
11,626	Bayerische Motoren Werke AG (b)	846,087
28,745	Daimler AG (b)	1,720,060
14,447	Porsche Automobil Holding SE (Preference Shares) (b)	667,770
6,567	Volkswagen AG (Preference Shares) (b)	795,401

		4,029,318

	Italy — 0.1%
13,973	Piaggio & C. S.p.A. (b)	24,539

	Japan — 35.1%
26,265	Fuji Heavy Industries Ltd. (b)	902,817
69,135	Honda Motor Co., Ltd. (b)	1,734,270
56,559	Mazda Motor Corp. (b)	748,461
65,000	Mitsubishi Motors Corp. (b)	300,062
96,876	Nissan Motor Co., Ltd. (b)	864,552
38,259	Suzuki Motor Corp. (b)	1,035,975
37,676	Toyota Motor Corp. (b)	1,857,372
27,412	Yamaha Motor Co., Ltd. (b)	418,162

		7,861,671

	Malaysia — 0.2%
29,737	UMW Holdings Bhd (b)	42,380

Shares	Description	Value

	Common Stocks (a) (Continued)
	South Korea — 8.2%
8,392	Hyundai Motor Co. (b)	$992,702
22,565	Kia Motors Corp. (b)	850,236

		1,842,938

	Taiwan — 0.5%
60,069	China Motor Corp. (b)	45,567
84,591	Yulon Motor Co., Ltd. (b)	72,205

		117,772

	United States — 23.5%
145,626	Ford Motor Co.	1,830,519
62,803	General Motors Co.	1,777,325
15,548	Harley-Davidson, Inc.	704,324
4,400	Tesla Motors, Inc. (c) (d)	934,032

		5,246,200

	Total Common Stocks — 99.8%	22,330,613
	(Cost $29,085,744)

	Money Market Funds — 1.0%
220,358	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.26% (e) (f)	220,358
	(Cost $220,358)

Principal Value	Description	Value
	Repurchase Agreements — 2.8%
$131,777	JPMorgan Chase & Co., 0.30% (e), dated 06/30/16, due 07/01/16, with a maturity value of $131,778. Collateralized by U.S. Treasury Notes, interest rates of 2.000% to 2.625%, due 11/15/20 to 11/30/20. The value of the collateral including accrued interest is $134,666. (f)	131,777
495,603	RBC Capital Markets LLC, 0.35% (e), dated 06/30/16, due 07/01/16, with a maturity value of $495,608. Collateralized by U.S. Treasury Notes, interest rate of 1.500%, due 08/31/18 to 05/31/20. The value of the collateral including accrued interest is $506,810. (f)	495,603
	Total Repurchase Agreements — 2.8%	627,380
	(Cost $627,380)

See Notes to Portfolio of Investments

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Description	Value

Total Investments — 103.6%	$23,178,351
(Cost $29,933,482) (g)
Net Other Assets and Liabilities — (3.6)%	(801,516)

Net Assets — 100.0%	$22,376,835

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $17,084,413 or 76.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $839,355 and the total value of the collateral held by the Fund is $847,738.
(e)	Interest rate shown reflects yield as of June 30, 2016.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $282,007 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,037,138.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
United States	$5,246,200	$5,246,200	$—	$—
Other Country Categories*	17,084,413	—	17,084,413	—
Total Common Stocks	22,330,613	5,246,200	17,084,413	—
Money Market Funds	220,358	220,358	—	—
Repurchase Agreements	627,380	—	627,380	—
Total Investments	$23,178,351	$5,466,558	$17,711,793	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Consumer Discretionary	99.3%
Industrials	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	33.9%
United States Dollar	26.3
Euro	23.2
South Korean Won	8.0
Hong Kong Dollar	7.9
New Taiwan Dollar	0.5
Malaysian Ringgit	0.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust ISE Cloud Computing Index Fund (SKYY)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Canada — 3.9%
342,203	Open Text Corp.	$20,244,729

	Germany — 3.8%
261,537	SAP SE, ADR (b)	19,620,506

	India — 1.0%
408,229	Wipro Ltd., ADR (b)	5,045,710

	Israel — 0.9%
58,523	Check Point Software Technologies Ltd. (c)	4,663,113

	United States — 90.4%
130,782	Activision Blizzard, Inc.	5,182,891
50,878	Adobe Systems, Inc. (c)	4,873,604
389,064	Akamai Technologies, Inc. (c)	21,760,350
27,978	Alphabet, Inc., Class A (c)	19,683,362
28,578	Amazon.com, Inc. (c)	20,450,988
133,587	Apple, Inc.	12,770,917
149,725	CA, Inc.	4,915,472
706,692	Cisco Systems, Inc.	20,274,993
740,357	EMC Corp.	20,115,500
55,398	Equinix, Inc.	21,479,467
171,804	F5 Networks, Inc. (c)	19,558,167
175,914	Facebook, Inc., Class A (c)	20,103,452
690,487	Hewlett Packard Enterprise Co.	12,615,197
86,642	International Business Machines Corp.	13,150,523
46,409	Intuit, Inc.	5,179,708
75,278	j2 Global, Inc.	4,755,311
893,910	Juniper Networks, Inc.	20,104,036
256,449	Microsoft Corp.	13,122,495
837,700	NetApp, Inc.	20,599,043
218,829	Netflix, Inc. (c)	20,018,477
206,938	NetScout Systems, Inc. (c)	4,604,371
257,343	NetSuite, Inc. (c)	18,734,570
529,561	Oracle Corp.	21,674,932
415,439	Polycom, Inc. (c)	4,673,689
888,877	Rackspace Hosting, Inc. (c)	18,541,974
266,705	Red Hat, Inc. (c)	19,362,783
250,705	salesforce.com, Inc. (c)	19,908,484
736,630	Teradata Corp. (c)	18,467,314
324,558	VMware, Inc., Class A (b) (c)	18,571,209

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
7,741,592	Zynga, Inc., Class A (c)	$19,276,564

		464,529,843

	Total Common Stocks — 100.0%	514,103,901
	(Cost $493,439,295)

	Money Market Funds — 1.2%
6,190,980	Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Class – 0.26% (d) (e)	6,190,980
	(Cost $6,190,980)

Principal Value	Description	Value

	Repurchase Agreements — 3.4%
$ 3,702,294	JPMorgan Chase & Co., 0.30% (d), dated 06/30/16, due 07/01/16, with a maturity value of $3,702,325. Collateralized by U.S. Treasury Notes, interest rates of 2.000% to 2.625%, due 11/15/20 to 11/30/20. The value of the collateral including accrued interest is $3,783,471. (e)	3,702,294
13,924,052	RBC Capital Markets LLC, 0.35% (d), dated 06/30/16, due 07/01/16, with a maturity value of $13,924,187. Collateralized by U.S. Treasury Notes, interest rate of 1.500%, due 08/31/18 to 05/31/20. The value of the collateral including accrued interest is $14,238,922. (e)	13,924,052

	Total Repurchase Agreements — 3.4%	17,626,346
	(Cost $17,626,346)

	Total Investments — 104.6%	537,921,227
	(Cost $517,256,621) (f)
	Net Other Assets and Liabilities — (4.6)%	(23,788,884)

	Net Assets — 100.0%	$514,132,343

See Notes to Portfolio of Investments

First Trust ISE Cloud Computing Index Fund (SKYY)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $23,420,991 and the total value of the collateral held by the Fund is $23,817,326.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of June 30, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,148,077 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $36,483,471.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$514,103,901	$—	$—
Money Market Funds	6,190,980	—	—
Repurchase Agreements	—	17,626,346	—
Total Investments	$520,294,881	$17,626,346	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Information Technology	87.9%
Consumer Discretionary	7.9
Financials	4.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Australia — 2.7%
766	Link Administration Holdings Ltd. (b) (c)	$4,693
5,865	Medibank Private Ltd. (b)	13,006
1,562	Shopping Centres Australasia Property Group (b)	2,675
11,338	South32 Ltd. (b) (c)	13,297

		33,671

	Belgium — 0.9%
426	bpost S.A. (b)	10,905

	Bermuda — 1.0%
388	IHS Markit Ltd. (c)	12,649

	Brazil — 3.0%
4,259	BB Seguridade Participacoes S.A.	37,004

	Canada — 2.1%
1,267	Hydro One Ltd. (d)	25,459

	Cayman Islands — 17.4%
1,579	Alibaba Group Holding Ltd., ADR (c)	125,578
8,000	Cheung Kong Property Holdings Ltd. (b)	50,405
453	Weibo Corp., ADR (c)	12,870
31,000	WH Group Ltd. (b) (d)	24,552

		213,405

	China — 3.8%
23,500	China Vanke Co., Ltd., Class H (b)	46,408

	Colombia — 1.6%
2,373	Grupo Aval Acciones y Valores S.A., ADR	19,103

	Denmark — 3.8%
890	DONG Energy A/S (c) (d)	31,911
395	ISS A/S (b)	14,856

		46,767

	France — 0.7%
367	Elior Participations SCA (b) (d)	7,964

	Germany — 8.6%
431	Covestro AG (b) (d)	19,197
211	KION Group AG (b)	10,227
135	LEG Immobilien AG (b)	12,632
223	OSRAM Licht AG (b)	11,586
538	Talanx AG (b)	16,023
992	Vonovia SE (b)	36,222

		105,887

	Italy — 2.2%
533	Moncler S.p.A. (b)	8,415
2,782	Poste Italiane S.p.A. (b) (d)	18,472

		26,887

Shares	Description	Value

	Common Stocks (a) (Continued)
	Japan — 27.6%
400	CYBERDYNE, Inc. (b) (c)	$9,016
800	Japan Airlines Co., Ltd. (b)	25,738
9,600	Japan Post Bank Co., Ltd. (b)	112,883
9,600	Japan Post Holdings Co., Ltd. (b)	116,788
1,200	Recruit Holdings Co., Ltd. (b)	43,841
700	Suntory Beverage & Food Ltd. (b)	31,676

		339,942

	Mexico — 3.7%
2,891	Grupo Financiero Santander Mexico, S.A.B. de C.V., ADR	26,279
5,273	Grupo Lala S.A.B. de C.V.	11,626
6,561	Nemak S.A.B. de C.V. (d)	7,683

		45,588

	Multi-National — 3.3%
19,000	HK Electric Investments & HK Electric Investments Ltd. (b) (d)	17,729
16,000	HKT Trust and HKT Ltd.	23,057

		40,786

	Netherlands — 6.0%
2,002	ABN AMRO Group N.V., CVA (b) (d)	32,914
542	GrandVision N.V. (b) (d)	14,020
710	NN Group N.V. (b)	19,545
319	Philips Lighting N.V. (c) (d)	7,346

		73,825

	New Zealand — 0.8%
5,458	Meridian Energy Ltd. (b)	10,301

	Singapore — 0.6%
1,500	BOC Aviation Ltd. (c) (d)	7,608

	Spain — 3.4%
319	Aena S.A. (b) (d)	42,284

	United Kingdom — 6.5%
2,132	Auto Trader Group PLC (b) (d)	10,079
1,877	CYBG PLC (b) (c)	5,828
2,928	Direct Line Insurance Group PLC (b)	13,537
1,440	Just Eat PLC (b) (c)	8,220
2,159	Merlin Entertainments PLC (b) (d)	12,714
2,130	Royal Mail PLC (b)	14,311
4,259	Worldpay Group PLC (b) (c) (d)	15,501

		80,190

	Total Investments — 99.7%	1,226,633
	(Cost $1,273,795) (e)
	Net Other Assets and Liabilities — 0.3%	3,958

	Net Assets — 100.0%	$1,230,591

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $878,460 or 71.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $69,696 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $116,858.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Bermuda	$12,649	$12,649	$—	$—
Brazil	37,004	37,004	—	—
Canada	25,459	25,459	—	—
Cayman Islands	213,405	138,448	74,957	—
Colombia	19,103	19,103	—	—
Denmark	46,767	31,911	14,856	—
Mexico	45,588	45,588	—	—
Multi-National	40,786	23,057	17,729	—
Netherlands	73,825	7,346	66,479	—
Singapore	7,608	7,608	—	—
Other Country Categories*	704,439	—	704,439	—
Total Investments	$1,226,633	$348,173	$878,460	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% of Total Long-Term Investments
Financials	48.3%
Industrials	16.0
Information Technology	14.4
Utilities	7.0
Consumer Staples	5.5
Consumer Discretionary	3.5
Materials	2.7
Telecommunication Services	1.9
Health Care	0.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust International IPO ETF (FPXI)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Currency Exposure Diversification	% of Total Investments
Japanese Yen	27.7%
Euro	21.8
United States Dollar	16.0
Hong Kong Dollar	13.8
British Pound Sterling	6.5
Danish Krone	3.8
Brazilian Real	3.0
Australian Dollar	2.8
Canadian Dollar	2.1
Mexican Peso	1.6
New Zealand Dollar	0.9
Total	100.0%

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
June 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 99.7%
	Israel — 6.6%
32,229	Check Point Software Technologies Ltd. (b)	$2,568,007
60,292	CyberArk Software Ltd. (b)	2,929,588
43,991	Radware Ltd. (b)	495,339

		5,992,934

	Japan — 3.0%
75,500	Trend Micro, Inc. (c)	2,700,179

	Jersey — 3.0%
144,062	Experian PLC (c)	2,733,168

	Netherlands — 9.0%
52,109	AVG Technologies N.V. (b)	989,550
44,782	Gemalto N.V. (c)	2,713,082
57,963	NXP Semiconductors N.V. (b)	4,540,821

		8,243,453

	South Korea — 2.6%
53,328	Ahnlab, Inc (c)	2,365,600

	United Kingdom — 3.4%
389,052	BAE Systems PLC (c)	2,723,596
17,013	Ultra Electronics Holdings PLC (c)	395,876

		3,119,472

	United States — 72.1%
50,173	Akamai Technologies, Inc. (b)	2,806,176
68,171	Barracuda Networks, Inc. (b)	1,032,109
188,534	Cisco Systems, Inc.	5,409,040
55,660	Computer Sciences Corp.	2,763,519
24,850	F5 Networks, Inc. (b)	2,828,924
172,014	FireEye, Inc. (b)	2,833,071
80,049	Fortinet, Inc. (b)	2,528,748
71,725	Imperva, Inc. (b)	3,084,892
145,585	Infoblox, Inc. (b)	2,731,175
41,007	Intralinks Holdings, Inc. (b)	266,546
40,999	Itron, Inc. (b)	1,767,057
233,956	Juniper Networks, Inc.	5,261,670
169,132	LifeLock, Inc. (b)	2,673,977
24,367	ManTech International Corp., Class A	921,560
41,982	Palo Alto Networks, Inc. (b)	5,148,673
46,715	Proofpoint, Inc. (b)	2,947,249
82,163	Qualys, Inc. (b)	2,449,279
46,646	Science Applications International Corp.	2,721,794
47,667	Splunk, Inc. (b)	2,582,598
315,491	Symantec Corp.	6,480,185
69,719	VASCO Data Security International, Inc. (b)	1,142,694
83,009	Verint Systems, Inc. (b)	2,750,088

Shares	Description	Value

	Common Stocks (a) (Continued)
	United States (Continued)
45,219	VMware, Inc., Class A (b)	$2,587,431

		65,718,455

	Total Investments — 99.7%	90,873,261
	(Cost $96,936,776) (d)
	Net Other Assets and Liabilities — 0.3%	283,900

	Net Assets — 100.0%	$91,157,161

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2016, securities noted as such are valued at $13,631,501 or 15.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,718,094 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,781,609.

See Notes to Portfolio of Investments

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
June 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Total Value at 6/30/2016	Level 1	Level 2	Level 3
Common Stocks:
Israel	$5,992,934	$5,992,934	$—	$—
Netherlands	8,243,453	5,530,371	2,713,082	—
United States	65,718,455	65,718,455	—	—
Other Country Categories*	10,918,419	—	10,918,419	—
Total Investments	$90,873,261	$77,241,760	$13,631,501	$—

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2016.

Sector	% Total Long-Term Investments
Information Technology	90.6%
Industrials	6.4
Consumer Discretionary	3.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments

June 30, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of fourteen funds (each a “Fund” and collectively, the “Funds”) as follows, including the exchange on which they are listed and traded:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund – (NYSE Arca ticker “FFR”)

First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)

First Trust ISE Global Wind Energy Index Fund – (NYSE Arca ticker “FAN”)

First Trust ISE Global Engineering and Construction Index Fund – (NYSE Arca ticker “FLM”)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “GRID”)

First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)1

First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)1

First Trust BICK Index Fund – (Nasdaq ticker “BICK”)

First Trust Nasdaq Smartphone Index Fund – (Nasdaq ticker “FONE”)2

First Trust NASDAQ Global Auto Index Fund – (Nasdaq ticker “CARZ”)

First Trust ISE Cloud Computing Index Fund – (Nasdaq ticker “SKYY”)

First Trust International IPO ETF – (Nasdaq ticker “FPXI”)

First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)2

1Effective on the close of business December 18, 2015, First Trust ISE Global Copper Index Fund (Nasdaq ticker “CU”) and First Trust ISE Global Platinum Index Fund (Nasdaq ticker “PLTM”) changed their names and ticker symbols to First Trust Indxx Global Natural Resources Income ETF (Nasdaq ticker “FTRI”) and First Trust Indxx Global Agriculture ETF (Nasdaq ticker “FTAG”), respectively.

2Effective on the close of business December 18, 2015, First Trust NASDAQ CEA Smartphone Index Fund changed its name to First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ CEA Cybersecurity ETF changed its name to First Trust Nasdaq Cybersecurity ETF. The Funds’ ticker symbols were not changed.

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2016 (Unaudited)

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1) the value of similar foreign securities traded on other foreign markets;

2) ADR trading of similar securities;

3) closed-end fund trading of similar securities;

4) foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6) factors relating to the event that precipitated the pricing problem;

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2016 (Unaudited)

7) whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2016, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2016 (Unaudited)

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2016, only FAN, FLM, GRID, FONE, CARZ and SKYY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

First Trust Exchange-Traded Fund II

Notes to Portfolio of Investments (Continued)

June 30, 2016 (Unaudited)

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (October 1, 2015 through June 30, 2016), were received as collateral for lending securities.

First Trust Exchange-Traded Fund II

Additional Information

June 30, 2016 (Unaudited)

Additional Information

Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

First Trust BICK Index Fund

First Trust ISE Cloud Computing Index Fund

First Trust ISE Global Engineering and Construction Index Fund

First Trust ISE Global Wind Energy Index Fund

The Funds are not sponsored, endorsed, sold or promoted ISE. ISE makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. ISE’s only relationship to First Trust is the licensing of certain trademarks and trade names of ISE and of the Indices which are determined, composed and calculated by ISE without regard to First Trust or the Funds. ISE has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indices. ISE is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. ISE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

ISE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN AND ISE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. ISE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. ISE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE

INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN ISE AND FIRST TRUST.

First Trust Dow Jones Global Select Dividend Index Fund

“Dow Jones” is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and is licensed for use byS&P Dow Jones Indices LLC and sublicensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, their affiliates or licensors (collectively, “S&P Dow Jones”). S&P Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. S&P Dow Jones’ only relationship to First Trust with respect to the Fund is the licensing of the Index and certain related trademarks. The Index is determined, composed and calculated by S&P Dow Jones without regard to First Trust or the Fund. S&P Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. S&P Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2016 (Unaudited)

S&P DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND S&P DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES AND FIRST TRUST.

The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The shares of the Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) or by the London Stock Exchange Plc (the “London Exchange”), The Financial Times Limited (“FT”), Euronext N.V. (“Euronext”), European Public Real Estate Association (“EPRA”) and National Association of Real Estate Investment Trusts (“NAREIT”) and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE under license. “NAREIT®” is the a trade mark of the National Association of Real Estate Investment Trusts (“NAREIT”) and “EPRA®” is a trade mark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE International Limited (“FTSE”) under license.

All intellectual property rights within the index values and constituent list vest in FTSE, Euronext N.V., NAREIT and EPRA. First Trust has obtained full license from FTSE to use such intellectual property rights in the creation of this product.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

The Funds are not sponsored, endorsed, sold or promoted by Indxx, LLC, the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider’s only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index which are determined, composed and calculated by the Index Provider without regard to First Trust or the Fund, the Index Provider has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Indxx Global Natural Resources Income Index and Indxx Global Agriculture Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Funds.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2016 (Unaudited)

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDXX GLOBAL NATURAL RESOURCES INCOME INDEX AND INDXX GLOBAL AGRICULTURE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL

DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.

First Trust International IPO ETF

The Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® International Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund.

IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER, IPOX®-100 AND IPOX®-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT.

A patent with respect to the IPOX® index methodology has been issued (U.S. Pat. No. 7,698,197). IPOX® is a registered international trademark of IPOX® Schuster LLC (www.ipoxschuster.com).

First Trust Nasdaq Cybersecurity ETF

First Trust Nasdaq Smartphone Index Fund

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust NASDAQ Global Auto Index Fund

The First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, and First Trust NASDAQ Global Auto Index Fund are not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge, Inc. (“Clean Edge”) or their affiliates (Nasdaq, Inc. and Clean Edge, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust Nasdaq Cybersecurity ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund and First Trust NASDAQ Global Auto Index Fund (the “Nasdaq Funds”). The Corporations make no representation or warranty, express or implied to the owners of the Nasdaq Funds or any member of the public regarding the advisability of investing in securities generally or in each Fund particularly, or the ability of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM or NASDAQ OMX Global Auto IndexSM to track general stock market or sector performance. The Corporations’ only relationship to First Trust Advisors L.P. (“Licensee”) is in the licensing of: (a) certain intellectual property, including the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the Nasdaq CTA Cybersecurity IndexSM, NASDAQ OMX® Clean Edge® Smart Grid Infrastructure IndexSM, Nasdaq CTA Smartphone IndexSM and NASDAQ OMX Global Auto IndexSM, which each is determined and composed by the Corporations without regard to Licensee or the Nasdaq Funds, as a benchmark or a component of a pricing or settlement mechanism for each Fund. The Corporations neither recommend nor endorse any

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2016 (Unaudited)

investment in the Indices or any Nasdaq Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Nasdaq Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq Funds. Neither the Indices nor the Nasdaq Funds should be construed as investment advice by the Corporations.

NASDAQ, INC., CLEAN EDGE, INC. AND THEIR AFFILIATES (NASDAQ, INC. AND CLEAN EDGE, COLLECTIVELY WITH THEIR AFFILIATES, ARE REFERRED TO AS THE “CORPORATIONS”) DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE OR THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ CTA CYBERSECURITY INDEXSM, NASDAQ OMX® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEXSM, NASDAQ CTA SMARTPHONE INDEXSM OR NASDAQ OMX GLOBAL AUTO INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

First Trust STOXX® European Select Dividend Index Fund

“STOXX” is a trademark of STOXX and has been licensed for use for certain purposes by First Trust and the European Select Dividend Index Fund. STOXX Limited and its licensors (the “Licensors”) have no relationship to First Trust, other than the licensing of the Index and the related trademarks for use in connection with the Fund.

STOXX and its Licensors do not:

•	sponsor, endorse, sell or promote the Fund.
•	recommend that any person invest in the Fund or any other securities.
•	have any responsibility or liability for or make any decisions about the timing, amount or pricing of Fund.
•	have any responsibility or liability for the administration, management or marketing of the Fund.
•	consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Index or have any obligation to do so.

STOXX and its Licensors give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or their performance.

STOXX does not assume any contractual relationship with the purchasers of the Fund or any other third parties.

Specifically,

• STOXX and its Licensors do not give any warranty, express or implied, and exclude any liability about:

–	The results to be obtained by the Fund, the owner of the Fund or any other person in connection with the use of the Index and the data included in the Index;

–	The accuracy, timeliness, and completeness of the Index and its data;
–	The merchantability and the fitness for a particular purpose or use of the Index and its data;
–	The performance of the Fund generally.

First Trust Exchange-Traded Fund II

Additional Information (Continued)

June 30, 2016 (Unaudited)

• STOXX and its Licensors give no warranty and exclude any liability, for any errors, omissions or interruptions in the Index or its data;

• Under no circumstances will STOXX or its Licensors be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors,

omissions or interruptions in the Index or its data or generally in relation to the Fund, even in circumstances where STOXX or its Licensors are aware that such loss or damage may occur.

The licensing agreement between First Trust and STOXX is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 22, 2016

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 22, 2016

* Print the name and title of each signing officer under his or her signature.